Income Taxes (Components of Domestic and Foreign Income and Provision for Current and Deferred Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 466,253	¥ 310,020	¥ 436,494
Foreign subsidiaries	333,197	701,628	262,555
Income before income taxes	799,450	1,011,648	699,049
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	105,755	82,081	69,697
Foreign subsidiaries	66,636	84,667	57,988
Current	172,391	166,748	127,685
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	9,421	17,907	29,640
Foreign subsidiaries	(4,622)	(139,557)	(5,555)
Deferred	4,799	(121,650)	24,085
Total income tax expense	¥ 177,190	¥ 45,098	¥ 151,770